CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from operating activities:
Net (loss)	$ (2,882,626)	$ (1,166,289)
Adjustments to reconcile net loss to net cash
Depreciation and amortization	359,414	137,076
Stock, option and warrant expense	1,241,128	31,309
Amortization of debt discount	12,676
Realized (gain) loss on investments	19,500	(12,000)
Changes in operating assets and liabilities:
Accounts receivable	(603,041)	(4,619)
Related party receivable	(66,125)	(3,000)
Accounts payable and accruals	53,256	241,529
Deferred revenue	(54,823)	41,628
Related party payables	522,257	431,148
Net cash (used in) operating activities	(1,398,384)	(303,218)
Cash Flows from investing activities:
Cash (paid for) intellectual property	(11,542)	(2,928)
Net cash (used in) by investing activities	(11,542)	(2,928)
Cash Flows from financing activities:
Payments on related party loans		(2,500)
Payments on debt	(218,000)	(742,000)
Repurchase of treasury stock	(573,022)
Issuance of common stock for cash	3,231,992
Proceeds from exercise of warrants	47,750
Borrowings on related party debt	224,000	12,500
Borrowings on debt	532,500	1,017,700
Net cash provided by financing activities	3,245,220	285,700
Increase (decrease) in cash	1,835,294	(20,446)
Cash - beginning of period	11,710	32,156
Cash - end of period	1,847,004	11,710
NON-CASH FINANCING ACTIVITIES
Debt discount for warrants issued with debt	13,831
Payment of related party debt in exchange for available for sale securities	10,500
Repayment of debt with common stock	1,709,291	1,296,715
Repayment of related party debt with common stock	224,000
Warrants issued for accrued salary	1,022,751
Warrants issued for accounts payable	51,000
Repayment of related party payables with common stock	50,000
Treasury stock purchased in exchange for reduction of accounts receivable	50,000
Forgiveness of related party debt and accrued interest		84,581
Accounts payable paid by related party loan		50,000
Intangible asset from the purchase of AudioEye by AEAC		3,123,136
Acquisition of non controlling interest		14,701
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	$ 12,213	$ 2,864